                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03162

                          Active Assets Tax-Free Trust
               (Exact name of registrant as specified in charter)

             1221 Avenue of the Americas, New York, New York 10020
               (Address of principal executive offices) (Zip code)

                                Ronald E. Robison
             1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: June 30, 2006

Date of reporting period: December 31, 2005

Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Active Assets Tax-Free Trust performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

THIS MATERIAL MUST BE PRECEDED OR ACCOMPANIED BY A PROSPECTUS FOR THE FUND BEING OFFERED.

MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT A MUTUAL FUND WILL ACHIEVE ITS INVESTMENT OBJECTIVE. AN INVESTMENT IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF AN INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. PLEASE SEE THE PROSPECTUS FOR MORE COMPLETE INFORMATION ON INVESTMENT RISKS.

FUND REPORT

For the six months ended December 31, 2005

MARKET CONDITIONS

During the semiannual period ended December 31, 2005, the economy continued to grow at a good pace, despite soaring oil prices and the Gulf Coast hurricanes. Gains in employment were respectable, and consumer confidence and spending remained largely intact. Against this backdrop, the Federal Open Market Committee (the "Fed") continued to raise the federal funds target rate. Through a series of four increases of 25 basis points each, the Fed brought the target rate to 4.25 percent at the end of the period.

Despite the Fed's steady course, yields in the tax-free money markets fluctuated during the period, with shorter-term variable rate demand obligations (VRDOs) demonstrating greater volatility than one-year notes. For the overall period, however, yields across the municipal money market sector ended sharply higher.

PERFORMANCE ANALYSIS

As of December 31, 2005, Active Assets Tax-Free Trust had net assets of approximately $4 billion and an average portfolio maturity of 35 days. For the six-month period ended December 31, 2005, the Fund provided a total return of
1.09 percent. For the seven-day period ended December 31, 2005, the Fund provided an effective annualized yield of 2.84 percent and a current yield of
2.81 percent, while its 30-day moving average yield for December was 2.58 percent. Past performance is no guarantee of future results.

Throughout the period, we managed the portfolio according to our long-standing conservative discipline. Based on our view that short-term rates would continue to rise, the Fund was invested primarily in VRDOs. These securities offer daily or weekly reset features, which allowed the Fund to quickly benefit from rising short-term rates. To help offset the potential volatility associated with VRDOs without committing to the uncertainty of longer-dated municipal notes, we invested in fixed-rate tax-exempt commercial paper in the one- to three-month range. This strategy afforded us with the flexibility to invest in higher-yielding securities as they came to market.

We used our research-intensive approach to seek out investments that would add value while meeting our conservative, risk-conscious criteria. These included financings for rural schools with attractive debt characteristics and the issues of certain smaller municipalities. Additionally, we were able to increase the Fund's yield by taking advantage of seasonal imbalances in supply and demand. Generally, we favored notes with maturities in the three- to six-month range, while paring exposure to notes in the one-year range.

There is no guarantee that any sectors mentioned will continue to perform well or that securities in such sectors will be held by the Fund in the future.

   PORTFOLIO COMPOSITION
   Variable Rate Municipal obligations                 83.2%
   Tax-Exempt Commercial Paper                          8.5
   Municipal Notes & Bonds                              8.3


   MATURITY SCHEDULE
     1   -   30 Days                                   83.8%
    31   -   60 Days                                    2.1
    61   -   90 Days                                    1.9
    91   -   120 Days                                   1.7
   121   +   Days                                      10.5

Data as of December 31, 2005. Subject to change daily. All percentages for portfolio composition and maturity schedule are as a percentage of total investments. These data are provided for informational purposes only and should not be deemed a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

INVESTMENT STRATEGY

THE FUND WILL INVEST IN HIGH QUALITY, SHORT-TERM SECURITIES THAT ARE NORMALLY MUNICIPAL OBLIGATIONS THAT PAY INTEREST EXEMPT FROM FEDERAL INCOME TAXES. THE FUND'S "INVESTMENT ADVISER," MORGAN STANLEY INVESTMENT ADVISORS INC., SEEKS TO MAINTAIN THE FUND'S SHARE PRICE AT $1.00. THE SHARE PRICE REMAINING STABLE AT $1.00 MEANS THAT THE FUND WOULD PRESERVE THE PRINCIPAL VALUE OF YOUR INVESTMENT.

AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

EACH MORGAN STANLEY FUND PROVIDES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS IN ITS SEMIANNUAL AND ANNUAL REPORTS WITHIN 60 DAYS OF THE END OF THE FUND'S SECOND AND FOURTH FISCAL QUARTERS BY FILING THE SCHEDULE ELECTRONICALLY WITH THE SECURITIES AND EXCHANGE COMMISSION (SEC). THE SEMIANNUAL REPORTS ARE FILED ON FORM N-CSRS AND THE ANNUAL REPORTS ARE FILED ON FORM N-CSR. MORGAN STANLEY ALSO DELIVERS THE SEMIANNUAL AND ANNUAL REPORTS TO FUND SHAREHOLDERS AND MAKES THESE REPORTS AVAILABLE ON ITS PUBLIC WEB SITE, WWW.MORGANSTANLEY.COM. EACH MORGAN STANLEY FUND ALSO FILES A COMPLETE SCHEDULE OF PORTFOLIO HOLDINGS WITH THE SEC FOR THE FUND'S FIRST AND THIRD FISCAL QUARTERS ON FORM N-Q. MORGAN STANLEY DOES NOT DELIVER THE REPORTS FOR THE FIRST AND THIRD FISCAL QUARTERS TO SHAREHOLDERS, NOR ARE THE REPORTS POSTED TO THE MORGAN STANLEY PUBLIC WEB SITE. YOU MAY, HOWEVER,

OBTAIN THE FORM N-Q FILINGS (AS WELL AS THE FORM N-CSR AND N-CSRS FILINGS) BY ACCESSING THE SEC'S WEB SITE, HTTP://WWW.SEC.GOV. YOU MAY ALSO REVIEW AND COPY THEM AT THE SEC'S PUBLIC REFERENCE ROOM IN WASHINGTON, DC. INFORMATION ON THE OPERATION OF THE SEC'S PUBLIC REFERENCE ROOM MAY BE OBTAINED BY CALLING THE SEC AT (800) SEC-0330. YOU CAN ALSO REQUEST COPIES OF THESE MATERIALS, UPON PAYMENT OF A DUPLICATING FEE, BY ELECTRONIC REQUEST AT THE SEC'S E-MAIL ADDRESS (PUBLICINFO@SEC.GOV) OR BY WRITING THE PUBLIC REFERENCE SECTION OF THE SEC, WASHINGTON, DC 20549-0102.

HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M., ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

EXPENSE EXAMPLE


As a shareholder of the Fund, you incur ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 07/01/05 - 12/31/05.

ACTUAL EXPENSES


The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES


The second line of the table below provides information about hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds that have transactional costs, such as sales charges (loads), and redemption fees, or exchange fees.

                                                                     BEGINNING            ENDING            EXPENSES PAID
                                                                   ACCOUNT VALUE       ACCOUNT VALUE       DURING PERIOD *
                                                                   -------------       -------------       ---------------
                                                                                                             07/01/05 -
                                                                     07/01/05            12/31/05             12/31/05
                                                                   -------------       -------------       ---------------
Actual (1.09% return).......................................         $1,000.00           $1,010.90              $2.47
Hypothetical (5% annual return before expenses).............         $1,000.00           $1,022.61              $2.48

------------------

 * Expenses are equal to the Fund's annualized expense ratio of 0.49% multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2005 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                              COUPON    DEMAND
THOUSANDS                                                              RATE+     DATE*          VALUE
----------------------------------------------------------------------------------------------------------
            Short-Term Variable Rate Municipal Obligations (86.5%)
            Arizona
$ 15,000    McAllister Academic Village LLC, Arizona State University
              Ser 2005 A (Ambac).....................................   3.51%   01/09/06   $   15,000,000
   5,000    Pima County Industrial Development Authority, El Dorado
              Hospital Ser 2004......................................   3.55    01/09/06        5,000,000
   8,805    Sun Devil Energy Center LLC, Arizona State University Ser
              2004 (FGIC)............................................   3.53    01/09/06        8,805,000
   2,900    University of Arizona, Student Union Bookstore Ser 1999
              COPs (Ambac)...........................................   3.38    01/09/06        2,900,000
            California
   1,700    East Bay Municipal Utility District, Water System
              Sub Refg Ser 2005 B-1 (XLCA)...........................   3.43    01/09/06        1,700,000
   4,000    Hacienda-La Puente Unified School District, 2000 Ser B
              P-FLOATs PT-1988 (FSA).................................   3.53    01/09/06        4,000,000
   1,900    Los Angeles Department of Water & Power, Water System Ser
              2001 B Subser B-1......................................   3.55    01/09/06        1,900,000
   5,800    Pittsburg Redevelopment Agency, Los Medanos Community
              Development Sub 2004 Ser A (Ambac).....................   3.75    01/03/06        5,800,000
            Colorado
  12,000    Broomfield Urban Renewal Authority, Broomfield Event
              Center Ser 2005........................................   3.53    01/09/06       12,000,000
            Colorado Health Facilities Authority,
   8,700      Catholic Health Initiatives Ser 2004 B-4...............   3.40    01/09/06        8,700,000
  20,000      NCMC Inc Ser 2005 (FSA)................................   3.48    01/09/06       20,000,000
   1,100      Sisters of Charity of Leavenworth Health System Ser
              2002...................................................   3.58    01/09/06        1,100,000
  15,000    Colorado Student Obligation Bond Authority, Ser 1989 A
              (Ambac) (AMT)..........................................   3.55    01/09/06       15,000,000
   8,000    Denver Urban Renewal Authority, Stapleton Senior Tax
              Increment Ser 2004 A-1 P-FLOATs PT 999.................   3.60    01/09/06        8,000,000
  16,720    Midcities Metropolitan School District No 1, STARS BNP
              Ser 2004-110...........................................   3.58    01/09/06       16,720,000
  31,450    University of Colorado Hospital Authority, Ser 2004 A
              (FSA)..................................................   3.48    01/09/06       31,450,000
  14,010    Westminster, Multifamily Housing Camden Arbors Apartments
              Ser 2004...............................................   3.52    01/09/06       14,010,000
            Delaware
   7,700    Delaware Economic Development Authority, St Andrew's
              School Ser 2004........................................   3.55    01/09/06        7,700,000
   8,965    New Castle County, University Courtyard Apartments Ser
              2005...................................................   3.54    01/09/06        8,965,000
   2,745    University of Delaware, Ser 2001 B.......................   3.65    01/03/06        2,745,000
            District of Columbia
   3,500    District of Columbia, Public Welfare Foundation Ser
              2000...................................................   3.55    01/09/06        3,500,000

                       See Notes to Financial Statements
 6

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2005 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON    DEMAND
THOUSANDS                                                              RATE+     DATE*          VALUE
----------------------------------------------------------------------------------------------------------
            Florida
$ 24,500    Collier County Health Facilities Authority, The Moorings
              Inc Ser 2005...........................................   3.40%   01/09/06   $   24,500,000
  22,250    Dade County Industrial Development Authority, Dolphins
              Stadium Ser 1985 B & C.................................   3.55    01/09/06       22,250,000
   7,325    Florida Housing Finance Corporation, Monterey Lakes
              Apartments 2005 Ser C..................................   3.59    01/09/06        7,325,000
  11,100    Jacksonville Health Facilities Authority, Baptist Medical
              Center Ser 2003 A......................................   3.75    01/03/06       11,100,000
  35,000    Miami-Dade County, Water & Sewer System Ser 2005 (FSA)...   3.51    01/09/06       35,000,000
  12,735    Orange County Housing Finance Authority, Post Lakes
              Apartments Ser 1997 F..................................   3.54    01/09/06       12,735,000
  18,300    Orlando Utilities Commission, Water & Electric Ser 2002
              A......................................................   3.33    01/09/06       18,300,000
   4,180    Palm Beach County School Board, Ser 2004 A COPs ROCs II-R
              Ser 6008 (FGIC)........................................   3.55    01/09/06        4,180,000
   9,690    Pasco County School Board, Ser 1996 COPs (Ambac).........   3.51    01/09/06        9,690,000
   1,070    Polk County School Board, Ser 2003 A COPs (FSA)..........   3.39    01/09/06        1,070,000
  33,695    Port St Lucie, Utility System Ser 2005 (MBIA)............   3.51    01/09/06       33,695,000
  18,000    Tampa Bay Water, Utility Systems Ser 2002 (AMT)..........   3.60    01/09/06       18,000,000
            Georgia
  19,500    Albany-Dougherty County Hospital Authority, Phoebe Putney
              Memorial Hospital Ser 1991 (Ambac).....................   3.50    01/09/06       19,500,000
            Atlanta,
  11,625      Airport Ser 2003 RF B-2 (MBIA).........................   3.52    01/09/06       11,625,000
   3,990      Airport Ser 2004 A MERLOTs Ser C14 (FSA) (AMT).........   3.59    01/09/06        3,990,000
   7,900      Water & Wastewater Ser 2001 B (FSA)....................   3.40    01/09/06        7,900,000
  10,430    Atlanta & Fulton County Recreation Authority, Park
              Improvement Ser 2005 A TOCs Ser V V (MBIA).............   3.55    01/09/06       10,430,000
  13,000    DeKalb County Hospital Authority, DeKalb Medical Center
              Ser 2005...............................................   3.55    01/09/06       13,000,000
   2,600    Hapeville Development Authority, Hapeville Hotel Ltd Ser
              1998...................................................   3.72    01/03/06        2,600,000
            Hawaii
  13,690    Hawaii, ROCs II-R Ser 6012...............................   3.56    01/09/06       13,690,000
            Illinois
  14,800    Bi-State Development Agency of the Missouri-Illinois
              Metropolitan District, Metrolink Cross County Extension
              Ser 2002 A (FSA).......................................   3.40    01/09/06       14,800,000
            Chicago,
   9,960      2004 Ser A P-FLOATs PT-2361 (FSA)......................   3.55    01/09/06        9,960,000
  89,000      Chicago O'Hare International Airport Third Lien
                Ser 2005 C & D (CIFG)................................   3.51    01/09/06       89,000,000
   8,910      Eagle Ser 20041002 Class A (FGIC)......................   3.56    01/09/06        8,910,000
  17,900      Neighborhoods Alive Ser 21 B (MBIA)....................   3.55    01/09/06       17,900,000

                       See Notes to Financial Statements

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2005 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON    DEMAND
THOUSANDS                                                              RATE+     DATE*          VALUE
----------------------------------------------------------------------------------------------------------
$ 11,430    Chicago Board of Education, Ser 2005 MERLOTs Ser A-15
              (Ambac)................................................   3.54%   01/09/06   $   11,430,000
  30,500    Cook County, Ser 2002 B..................................   3.52    01/09/06       30,500,000
  12,400    Glendale Heights, Glendale Lakes Project Ser 2000........   3.52    01/09/06       12,400,000
            Illinois Health Facilities Authority,
  76,250      Northwestern Memorial Hospital Ser 1995................   3.58    01/09/06       76,250,000
   2,000      Northwestern Memorial Hospital Ser 2004 B Subser
              2004B-2................................................   3.68    01/03/06        2,000,000
  23,900      OSF Healthcare System Ser 2002.........................   3.70    01/03/06       23,900,000
  11,595    Kane, Cook & DuPage Counties, School District #U-46
              PUTTERs Ser 426 (Ambac)................................   3.58    01/09/06       11,595,000
   5,020    Metropolitan Pier & Exposition Authority, McCormick Place
              Expansion Ser 2002 A Eagle #20040030 Class A (MBIA)....   3.56    01/09/06        5,020,000
  17,500    Regional Transportation Authority, Refg Ser 2005 B.......   3.55    01/09/06       17,500,000
  12,445    Roaring Fork Municipal Products, Cook County Class A
              Certificates Ser 2004-1 (Ambac)........................   3.59    01/09/06       12,445,000
   9,000    University of Illinois, Auxiliary Facilities System Ser
              2005 B (FSA)...........................................   3.48    01/09/06        9,000,000
            Indiana
   7,140    Franklin Community Multi-School Building Corporation, Ser
              2004 ROCs II-R Ser 2140 (FGIC).........................   3.56    01/09/06        7,140,000
  19,000    Indiana Health Facilities Financing Authority, Ascension
              Health Ser 2001 A......................................   2.74    07/03/06       19,000,000
   2,235    Indianapolis, Health Quest Realty XXI Ser 1994 A TOBs
              (FHA)..................................................   3.69    01/09/06        2,235,000
  15,000    Indianapolis Local Public Improvement Bond Bank, Ser 2005
              E (Ambac)..............................................   3.53    01/09/06       15,000,000
   1,300    Merrillville, Southlake Care Center Ser 1992 A TOBs
              (FHA)..................................................   3.69    01/09/06        1,300,000
   8,300    Purdue University, Student Facilities System Ser 2005
              A......................................................   3.37    01/09/06        8,300,000
   2,250    South Bend, Fountainview Place Ser 1992 A TOBs (FHA).....   3.69    01/09/06        2,250,000
   5,765    University of Southern Indiana, Student Fee ROCs II-R Ser
              2117 (Ambac)...........................................   3.56    01/09/06        5,765,000
  11,060    Zionsville Community School Building Corporation, Boone
              County Ser 2005A P-FLOATs PT-2870 (FSA)................   3.55    01/09/06       11,060,000
            Kansas
  30,315    Kansas Department of Transportation, Highway Ser 2004
              C-2....................................................   3.48    01/09/06       30,315,000
  11,300    Wichita, St Francis Regional Medical Center P-FLOATs
              MT-170 (MBIA)..........................................   3.55    01/09/06       11,300,000
            Kentucky
  22,500    Kenton County Airport Board, Flight Safety International
              Inc Ser 2001A (AMT)....................................   3.55    01/09/06       22,500,000
  36,585    Ohio County, Big Rivers Electric Corp Ser 1983 (Ambac)...   3.57    01/09/06       36,585,000
            Maryland
   7,000    Maryland Health & Higher Educational Facilities
              Authority, Catholic Health Initiatives Ser 1997 B......   3.58    01/09/06        7,000,000

                       See Notes to Financial Statements
 8

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2005 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON    DEMAND
THOUSANDS                                                              RATE+     DATE*          VALUE
----------------------------------------------------------------------------------------------------------
            Massachusetts
$ 24,100    Massachusetts, Ser 2005 A................................   3.50%   01/09/06   $   24,100,000
  30,000    Massachusetts Bay Transportation Authority, Ser 2000.....   3.40    01/09/06       30,000,000
            Massachusetts Development Finance Agency,
  11,505      Dana Hall School Ser 2004..............................   3.52    01/09/06       11,505,000
  10,715      New Jewish High School Ser 2002........................   3.51    01/09/06       10,715,000
  67,040    Massachusetts Health & Educational Facilities Authority,
              Partners Healthcare System Inc 2003 Ser D-4 & 2005 Ser
              F-3....................................................   3.52    01/09/06       67,040,000
  29,100    Massachusetts Water Resources Authority, Multi-Modal Sub
              2000 Ser C (FGIC)......................................   3.54    01/09/06       29,100,000
            Michigan
            Detroit,
  30,240      Sewage Disposal System Senior Lien Ser 2001 C-1
              (FSA)..................................................   3.40    01/09/06       30,240,000
  38,300      Water Supply System Refg Second Lien Ser 2001-C
              (FGIC).................................................   3.57    01/09/06       38,300,000
   9,790      Water Supply System Refg Senior Lien Ser 2003-D
              (MBIA).................................................   3.58    01/09/06        9,790,000
  10,850    Holt Public Schools, Ser 2002............................   3.39    01/09/06       10,850,000
            Kent Hospital Finance Authority,
  21,500      Metropolitan Hospital Ser 2005B........................   3.43    01/09/06       21,500,000
  22,400      Spectrum Health Ser 2005 (FGIC)........................   3.48    01/09/06       22,400,000
            Michigan State University,
  13,150      Ser 2002 A.............................................   3.70    01/03/06       13,150,000
  27,200      Ser 2003 A.............................................   3.37    01/09/06       27,200,000
   6,000    Michigan Strategic Fund, The Van Andel Research Institute
              Ser 2001...............................................   3.58    01/09/06        6,000,000
  11,110    Oakland University, Ser 2001 (FGIC)......................   3.55    01/09/06       11,110,000
  25,860    Saline Area Schools, Ser 2002 B..........................   3.39    01/09/06       25,860,000
            Minnesota
  27,300    Minneapolis, Guthrie Theater on the River Ser 2003 A.....   3.51    01/09/06       27,300,000
  11,600    University of Minnesota Regents, Ser 1999 A..............   3.58    01/09/06       11,600,000
            Mississippi
  23,000    Mississippi Development Bank, MGAM Natural Gas Supply
              2005 Ser...............................................   3.60    01/09/06       23,000,000
  66,700    Perry County, Leaf River Forest Products Inc Ser 2002....   3.40    01/09/06       66,700,000
            Missouri
            Missouri Health & Educational Facilities Authority,
   9,700      SSM Health Care Ser 2005 C-1 (FSA).....................   3.68    01/03/06        9,700,000
  20,900      Stowers Institute Ser 2002 (MBIA)......................   3.58    01/09/06       20,900,000
   1,500      Washington University Ser 2000 B.......................   3.70    01/03/06        1,500,000
            Nebraska
            American Public Energy Agency,
  50,000      Gas Supply Ser 2005A...................................   3.60    01/09/06       50,000,000

                       See Notes to Financial Statements

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2005 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON    DEMAND
THOUSANDS                                                              RATE+     DATE*          VALUE
----------------------------------------------------------------------------------------------------------
$ 16,500      National Public Gas Agency 2003 Ser A..................   3.41%   01/09/06   $   16,500,000
   7,000    Omaha, Eagle #2004001 Class A............................   3.56    01/09/06        7,000,000
            Nevada
            Clark County,
  16,000      Airport Improvement Refg 1993 Ser A (MBIA).............   3.49    01/09/06       16,000,000
  16,000      Las Vegas-McCarran International Airport Passenger
                Facility 2005 Ser A (MBIA) (AMT).....................   3.54    01/09/06       16,000,000
            New Mexico
  35,000    New Mexico Hospital Equipment Loan Council, Presbyterian
              Healthcare Services Ser 2005 (FSA).....................   3.60    01/09/06       35,000,000
            New York
  15,000    Metropolitan Transportation Authority, Ser 2002 D-1
              (FSA)..................................................   3.48    01/09/06       15,000,000
   5,100    Monroe County Industrial Development Agency, St John
              Fisher College Ser 2005 (Radian).......................   3.51    01/09/06        5,100,000
            New York City,
   4,150      Fiscal 2004 SubSer A-4.................................   3.34    01/09/06        4,150,000
  22,000      Fiscal 2006 SubSer E-4.................................   3.51    01/09/06       22,000,000
  37,000    New York City Industrial Development Agency,
              One Bryant Park LLC Ser 2004 A.........................   3.52    01/09/06       37,000,000
  21,930    New York City Municipal Water Finance Authority,
              Fiscal 2003 Subser C-2.................................   3.50    01/09/06       21,930,000
  30,265    New York State Dormitory Authority, Mental Health
              Services Facilities Ser 2003D-2F.......................   3.54    01/09/06       30,265,000
   1,100    Suffolk County Water Authority, Ser 2003 BANs............   3.49    01/09/06        1,100,000
            North Carolina
   1,500    Durham, Ser 1993A COPs...................................   3.55    01/09/06        1,500,000
  30,020    Guilford County, Ser 2005 A & B..........................   3.55    01/09/06       30,020,000
   8,290    Mecklenburg County, Ser 2004 COPs........................   3.52    01/09/06        8,290,000
            North Carolina,
  15,295      Ser 2002 E.............................................   3.53    01/09/06       15,295,000
  34,160      Ser 2002 E.............................................   3.50    01/09/06       34,160,000
            North Carolina Capital Facilities Agency,
  13,500      Capital Area YMCA Ser 2002.............................   3.52    01/09/06       13,500,000
   9,800      Durham Academy Ser 2001................................   3.52    01/09/06        9,800,000
            North Carolina Medical Care Commission,
  27,000      Firsthealth of the Carolinas Ser 2002..................   3.49    01/09/06       27,000,000
  31,700      North Carolina Baptist Hospitals Ser 2000..............   3.52    01/09/06       31,700,000
   6,450      Rowan Regional Medical Center Ser 2004 ROCs II-R
                Ser 296 (FSA)........................................   3.56    01/09/06        6,450,000
  48,000    Raleigh, Downtown Improvement Ser 2005 B COPs............   3.49    01/09/06       48,000,000

                       See Notes to Financial Statements
 10

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2005 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON    DEMAND
THOUSANDS                                                              RATE+     DATE*          VALUE
----------------------------------------------------------------------------------------------------------
            Ohio
$  4,000    Cincinnati City School District, Ser 2003 Eagle# 20040034
              Class A (FSA)..........................................   3.55%   01/09/06   $    4,000,000
  60,605    Cleveland, Water 2004 Ser M (FSA)........................   3.50    01/09/06       60,605,000
            Ohio,
  10,000      Common Schools Ser 2005 B..............................   3.46    01/09/06       10,000,000
   5,590      Ser 2004 P-FLOATs PT-2137..............................   3.54    01/09/06        5,590,000
            Oklahoma
  13,600    Oklahoma Capital Improvement Authority, State Facilities
              Ser 2005 F P-FLOATs PT-3286 (Ambac)....................   3.55    01/09/06       13,600,000
   8,000    Oklahoma Student Loan Authority, Ser 2005A (MBIA)
              (AMT)..................................................   3.55    01/09/06        8,000,000
            Oklahoma Water Resources Board, State Loan Program
  29,000      Ser 1994 A & 1999......................................   2.80    03/01/06       29,000,000
   6,830      Ser 1995...............................................   2.75    03/01/06        6,830,000
  19,015      Ser 2001 & 2003 A......................................   2.85    04/01/06       19,015,000
  15,000    Tulsa County Industrial Authority, Capital Improvement
              Ser 2003 A.............................................   3.13    05/15/06       15,000,000
            Oregon
  15,000    Clackamas County Hospital Facility Authority, Legacy
              Health System Ser 2003.................................   3.50    01/09/06       15,000,000
   4,500    Oregon Department of Administrative Services, Oregon
              Appropriation Ser 2003 Eagle # 20041010 Class A
              (FSA)..................................................   3.56    01/09/06        4,500,000
  20,000    Oregon Health Sciences University, OHSU Medical Group Ser
              2004 A.................................................   3.41    01/09/06       20,000,000
            Pennsylvania
  15,000    Dauphin County General Authority, Pinnacle Health System
              Ser 2005 (FSA).........................................   3.48    01/09/06       15,000,000
  20,000    Easton Area School District, Ser 2005 (FSA)..............   3.53    01/09/06       20,000,000
  32,300    Geisinger Authority, Geisinger Health System Ser 2005
              C......................................................   3.70    01/03/06       32,300,000
  11,300    Northampton County Higher Education Authority, Lafayette
              College Ser 1998 A.....................................   3.37    01/09/06       11,300,000
  15,000    Pennsylvania Higher Education Assistance Agency, Student
              Loan 2001 Ser A (Ambac) (AMT)..........................   3.60    01/09/06       15,000,000
  29,900    Pennsylvania Turnpike Commission, 2002 Ser A-2...........   3.58    01/09/06       29,900,000
            Philadelphia Hospitals & Higher Education Facilities
              Authority,
   5,700      Children's Hospital of Philadelphia Ser 2002 B.........   3.70    01/09/06        5,700,000
   7,000      Temple University Health System 2005 Ser C.............   3.40    01/09/06        7,000,000
            Philadelphia Industrial Development Authority,
  28,600      Girard Estate Aramark Tower Ser 2002...................   3.58    01/09/06       28,600,000
  16,500      New Courtland Elder Services Ser 2003..................   3.65    01/03/06       16,500,000
  22,300    York General Authority, Harrisburg School District SubSer
              1996 B (Ambac).........................................   3.52    01/09/06       22,300,000

                       See Notes to Financial Statements

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2005 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON    DEMAND
THOUSANDS                                                              RATE+     DATE*          VALUE
----------------------------------------------------------------------------------------------------------
            Rhode Island
$  6,000    Rhode Island Convention Center Authority,
              Refg 2001 Ser A (MBIA).................................   3.40%   01/09/06   $    6,000,000
            Rhode Island Health & Educational Building Corporation,
  20,000      Brown University 2005 Ser A............................   3.50    01/09/06       20,000,000
  10,000      Meeting Street Center Ser 2005.........................   3.40    01/09/06       10,000,000
            South Carolina
  25,000    Charleston Educational Excellence Finance Corporation,
              Charleston County School District Ser 2005 ROCs II-R
              Ser 471................................................   3.56    01/09/06       25,000,000
  13,100    Florence County, McLeod Regional Medical Center Ser 1985
              A (FGIC)...............................................   3.40    01/09/06       13,100,000
   5,000    Greenwood County, Fuji Photo Film Inc Ser 2004 (AMT).....   3.69    01/09/06        5,000,000
  11,000    South Carolina Jobs Economic Development Authority,
              Borroughs & Chapin Business Park Ser 2002..............   3.60    01/09/06       11,000,000
   4,555    South Carolina Public Service Authority, ROCs II-R Ser
              6007 (Ambac)...........................................   3.56    01/09/06        4,555,000
            Tennessee
  13,000    Chattanooga Health, Educational & Housing Facility Board,
              The Baylor School Ser 2004.............................   3.55    01/09/06       13,000,000
  10,200    Clarksville Public Building Authority, Pooled Financing
              Ser 2001...............................................   3.75    01/03/06       10,200,000
  16,700    Greeneville Health & Educational Facilities Board,
              Laughlin Memorial Hospital Ser 2004....................   3.55    01/09/06       16,700,000
   9,955    Jackson Health, Educational & Housing Facility Board,
              Union University Ser 2005..............................   3.55    01/09/06        9,955,000
   3,500    Memphis Airport, Refg Ser 1995 B (AMT)...................   3.65    01/09/06        3,500,000
            Metropolitan Government of Nashville & Davidson County
              Health & Educational Facilities Board,
   7,600      Ensworth School Ser 2002...............................   3.55    01/09/06        7,600,000
   7,395      Mary Queen of Angels Inc Ser 2000......................   3.55    01/09/06        7,395,000
  23,960      Vanderbilt University Ser 2005 A-2.....................   3.44    01/09/06       23,960,000
  25,500    Montgomery County Public Building Authority, Pooled
              Financing Ser 1999.....................................   3.55    01/09/06       25,500,000
   9,000    Sevier County Public Building Authority, Local Government
              Public Improvement Ser 6 A-1...........................   3.80    01/03/06        9,000,000
  22,000    Shelby County Health, Educational & Housing Facilities
              Board, Baptist Memorial Health Care Ser 2004 A P-FLOATs
              PA-1277................................................   3.56    01/09/06       22,000,000
            Texas
   6,800    Bell County Health Facilities Development Corporation,
              Scott & White Memorial Hospital Ser 2001-1 (MBIA) &
                Ser 2001-2 (MBIA)....................................   3.70    01/09/06        6,800,000
   4,730    Bexar County Housing Finance Corporation, Multi-Family
              P-FLOATs PT-2082.......................................   3.55    01/09/06        4,730,000

                       See Notes to Financial Statements
 12

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2005 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON    DEMAND
THOUSANDS                                                              RATE+     DATE*          VALUE
----------------------------------------------------------------------------------------------------------
$ 24,655    Coastal Bend Health Facilities Development Corporation,
              Christus Health Ser 2005 Subser B-3 (Ambac)............   3.49%   01/09/06   $   24,655,000
   4,500    Cypress-Fairbanks Indepedent School District, Ser 2004
              MERLOTs Ser C16........................................   3.54    01/09/06        4,500,000
  10,000    Dallas, Ser 2005 ROCs II-R Ser 472.......................   3.56    01/09/06       10,000,000
   6,155    Dallas Independent School District, Ser 2004A ROCs II-R
              Ser 6038...............................................   3.56    01/09/06        6,155,000
   8,605    El Paso Independent School District, Ser 2004 A ROCs II-R
              Ser 2129...............................................   3.56    01/09/06        8,605,000
  19,519    Garland Health Facilities Development Corporation,
              Chambrel Club Hill Ser 2002............................   3.54    01/09/06       19,519,000
            Harris County Health Facilities Development Corporation,
  11,900      Christus Health Ser 2005 Subser A-1 (Ambac)............   3.49    01/09/06       11,900,000
  76,200      Methodist Hospital System Ser 2005 B...................   3.70    01/03/06       76,200,000
 117,840      St Luke's Episcopal Hospital Ser 2001 B................   3.70    01/03/06      117,840,000
  10,700      Young Men's Christian Association of Greater Houston
              Area
                Ser 1999.............................................   3.70    01/03/06       10,700,000
  29,700    Harris County Industrial Development Corporation, Baytank
              Inc Ser 1998...........................................   3.58    01/09/06       29,700,000
   5,165    Houston, Combined Utility System Ser 2004 ROCs II-R Ser
              4559 (FSA).............................................   3.56    01/09/06        5,165,000
  11,000    Lower Neches Valley Authority, Chevron USA Inc Ser
              1987...................................................   2.83    02/15/06       11,000,000
            Northside Independent School District,
   5,345      Ser 2003 P-FLOATs PT-2254..............................   3.55    01/09/06        5,345,000
  43,000      Ser 2005...............................................   2.85    06/15/06       43,000,000
   9,080    Roaring Fork Municipal Products, Dallas Indepedent School
              District Class A Certificates Ser 2004-6...............   3.59    01/09/06        9,080,000
            San Antonio,
   5,985      ROCs II-R Ser 6003 (FSA)...............................   3.56    01/09/06        5,985,000
  20,300      Water System Sub Lien Ser 2003 B (MBIA)................   3.50    01/09/06       20,300,000
   6,705    Texas Department of Housing & Community Affairs, High
              Point III Development Ser 1993 A.......................   3.59    01/09/06        6,705,000
  18,685    Texas Municipal Gas Corporation, Senior Lien Ser 1998
              (FSA)..................................................   3.51    01/09/06       18,685,000
   8,700    Texas Transportation Commission, Mobility Fund Ser
              2005-B.................................................   3.37    01/09/06        8,700,000
   2,980    Texas Water Development Board, Revolving Fund Senior Lien
              Ser 2000 A P-FLOATs PT-2187............................   3.53    01/09/06        2,980,000
            Utah
            Intermountain Power Agency,
  24,600      1985 Ser E (Ambac) & 1985 F (Ambac)....................   3.20    06/01/06       24,600,000
  35,900      1985 F (Ambac).........................................   2.75    03/15/06       35,900,000
   3,200    Murray City, IHC Health Services Inc Ser 2005 B..........   3.70    01/03/06        3,200,000

                       See Notes to Financial Statements

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2005 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                              COUPON    DEMAND
THOUSANDS                                                              RATE+     DATE*          VALUE
----------------------------------------------------------------------------------------------------------
            Various States
$ 18,900    Municipal Securities Pooled Trust Receipts, Various
              States Ser 2004 SG P-18................................   3.66%   01/09/06   $   18,900,000
            Vermont
  11,000    Vermont Housing Finance Agency, West Block University of
              Vermont Apartments Ser 2004 A..........................   3.53    01/09/06       11,000,000
            Virginia
  16,000    Chesapeake Hospital Authority, Chesapeake General
              Hospital Ser 2001A.....................................   3.55    01/09/06       16,000,000
  34,700    Fairfax County Industrial Development Authority,
              Inova Health System Foundation Ser 2005 A-2 & C-2......   3.47    01/09/06       34,700,000
  41,100    Loudoun County Industrial Development Authority, Howard
              Hughes Medical Institute Ser 2003 F....................   3.48    01/09/06       41,100,000
            Washington
   6,050    Bellevue, Ser 2004 Eagle# 20041011 Class A (MBIA)........   3.56    01/09/06        6,050,000
   4,165    Pierce County, Puyallup School District No 3 PUTTERs Ser
              415 (FSA)..............................................   3.55    01/09/06        4,165,000
   4,900    Washington Health Care Facilities Authority, Providence
              Services Ser 2002 A (MBIA).............................   3.70    01/03/06        4,900,000
            Wisconsin
   9,500    Brokaw, Wausau Paper Mills Co Ser 1995 (AMT).............   3.76    01/09/06        9,500,000
   6,260    Wisconsin Clean Water, 2004 Ser 1 ROCs II-R Ser 2165
              (MBIA).................................................   3.56    01/09/06        6,260,000
   3,250    Wisconsin Health & Educational Facilities Authority,
              Ministry Health Care PUTTERs Ser 399 (MBIA)............   3.55    01/09/06        3,250,000
            Wyoming
  35,000    Campbell County, Elk Power Generation Station Ser 2005 B
              (AMT)..................................................   3.35    11/30/06       35,000,000
            Puerto Rico
  11,795    Puerto Rico Public Improvement, Ser 2001-1 TOCs (FSA)....   3.53    01/09/06       11,795,000
                                                                                           --------------
            Total Short-Term Variable Rate Municipal Obligations (Cost
            $3,453,029,000).............................................................    3,453,029,000
                                                                                           --------------

                       See Notes to Financial Statements
 14

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2005 (UNAUDITED) continued

                                                                              YIELD TO
PRINCIPAL                                                                     MATURITY
AMOUNT IN                                                COUPON   MATURITY   ON DATE OF
THOUSANDS                                                 RATE      DATE      PURCHASE         VALUE
---------------------------------------------------------------------------------------------------------
            Tax-Exempt Commercial Paper (8.8%)
            Florida
            Palm Beach County,
$ 11,500      Sales Tax Ser 2005.......................   2.82%   01/19/06      2.82%     $   11,500,000
  18,000      Sales Tax Ser 2005.......................   3.08    02/22/06      3.08          18,000,000
            Hawaii
   9,000    Honolulu, Ser 2005 W.......................   2.85    01/19/06      2.85           9,000,000
  22,300    Honolulu City & County, Ser H..............   2.85    02/16/06      2.85          22,300,000
            Illinois
   8,100    Chicago, Water System 2004 Ser A...........   2.95    05/12/06      2.95           8,100,000
            Kentucky
            Kentucky Asset Liability Commission,
  34,000      General Fund Second Ser 2005 A-1.........   3.15    10/12/06      3.15          34,000,000
  15,000      General Fund Second Ser 2005 A-2.........   3.15    10/11/06      3.15          15,000,000
            Maryland
  25,500    Montgomery County, 2002 Ser BANs...........   3.13    01/30/06      3.13          25,500,000
            Nevada
            Clark County,
  10,000      Flood Control Ser 2003 B.................   3.08    01/12/06      3.08          10,000,000
  10,000      Sales Tax Ser 2004B......................   3.10    01/24/06      3.10          10,000,000
  26,000    Las Vegas Valley Water District, Water Ser
              2004 B...................................   2.80    01/23/06      2.80          26,000,000
            New York
  35,000    New York City Municipal Water Finance
              Authority, Ser 5-B.......................   3.15    01/09/06      3.15          35,000,000
            North Carolina
  20,000    Board of Governors of the University of
              North Carolina, Chapel Hill Ser 2004 B...   2.80    01/26/06      2.80          20,000,000
            Texas
  24,000    Austin, Combined Utility Systems Ser A.....   3.10    01/24/06      3.10          24,000,000
   8,600    Dallas Area Rapid Transit, Senior Sub Lien
              Ser 2001.................................   3.15    01/31/06      3.15           8,600,000
  25,000    Houston, 1993 Ser A........................   2.82    01/25/06      2.82          25,000,000
  15,000    Houston Water & Sewer, Ser A...............   2.77    01/12/06      2.77          15,000,000
  10,000    Lower Colorado River Authority,
              Transmission Service Corp Ser 2003.......   3.08    01/12/06      3.08          10,000,000

                       See Notes to Financial Statements

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2005 (UNAUDITED) continued

                                                                              YIELD TO
PRINCIPAL                                                                     MATURITY
AMOUNT IN                                                COUPON   MATURITY   ON DATE OF
THOUSANDS                                                 RATE      DATE      PURCHASE         VALUE
---------------------------------------------------------------------------------------------------------
$  9,000    San Antonio, Water System Ser 2001 A.......   3.15%   03/09/06      3.15%     $    9,000,000
  15,000    Texas Department of Transportation, Highway
              Ser 2005 A...............................   2.82    01/11/06      2.82          15,000,000
                                                                                          --------------
            Total Tax-Exempt Commercial Paper (Cost $351,000,000)......................      351,000,000
                                                                                          --------------
            Short-Term Municipal Notes & Bonds (8.7%)
            Illinois
  45,000    Illinois, Certificates Ser 2005, dtd
              11/22/05.................................   4.50    04/28/06      3.14          45,196,504
            Indiana
  35,000    Indiana Bond Bank, Midyear Funding Notes
              Ser 2005 A, dtd 06/16/05.................   3.50    01/27/06      2.50          35,025,368
  12,000    Indianapolis Local Public Improvement Bond
              Bank, Ser 2005 F Notes, dtd 07/14/05.....   4.00    01/06/06      2.60          12,002,725
            Maryland
  12,445    Maryland Community Development
              Administration, Department of Housing &
              Community Development Residential Notes
              2005 Ser F, dtd 11/10/05.................   3.12    11/24/06      3.12          12,445,000
            Massachusetts
   6,200    Cape Cod Regional Transit Authority,
              Ser 2005 RANs, dtd 07/28/05..............   4.00    07/28/06      3.00           6,234,436
  12,000    Montachusett Regional Transit Authority,
              Ser 2005 RANs, dtd 06/17/05..............   4.00    06/16/06      3.03          12,051,642
   5,143    Nashoba Regional School District,
              Ser 2005 BANs, dtd 09/02/05..............   4.00    01/03/06      2.79           5,143,504
  10,000    Pioneer Valley Transit Authority, Ser 2004
              RANs, dtd 08/05/05.......................   4.00    08/03/06      3.05          10,054,253
   4,000    Wachusett Regional School District,
              Ser 2005 RANs, dtd 07/15/05..............   3.75    06/30/06      2.77           4,018,927
            Michigan
   8,000    Michigan Municipal Bond Authority, Ser 2005
              C, dtd 08/19/05..........................   4.25    08/18/06      3.03           8,059,648
            New Jersey
  20,000    Barnegat Township Board of Education, 2005
              Temporary Notes, dtd 07/07/05............   3.50    07/07/06      2.75          20,075,097
  10,900    Hudson County, Ser 2005 BANs, dtd
              09/21/05.................................   4.00    09/20/06      3.00          10,975,721
  21,000    New Jersey, Ser Fiscal 2005-6 A TRANs,
              dtd 08/03/05.............................   4.00    06/23/06      3.23          21,071,618

                       See Notes to Financial Statements
 16

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2005 (UNAUDITED) continued

                                                                              YIELD TO
PRINCIPAL                                                                     MATURITY
AMOUNT IN                                                COUPON   MATURITY   ON DATE OF
THOUSANDS                                                 RATE      DATE      PURCHASE         VALUE
---------------------------------------------------------------------------------------------------------
            New York
            Board of Cooperative Educational Services,
$  6,000      Oswego County School District Ser 2005
                RANs, dtd 06/23/05.....................   4.00%   06/23/06      2.85%     $    6,031,978
   3,500      Suffolk County First Supervisory District
                Ser 2005 RANs, dtd 07/01/05............   3.75    06/29/06      2.84           3,515,273
   8,574    Burnt Hills-Ballston Lake Central School
              District, Ser 2005 B BANs, dtd
              07/07/05.................................   3.75    07/07/06      2.74           8,617,411
  10,000    Gloversville City School District, Ser 2005
              BANs, dtd 12/01/05.......................   4.50    09/28/06      3.33          10,084,541
   4,500    Hastings, Ser 2005 BANs, dtd 07/15/05......   3.25    07/14/06      3.03           4,505,183
  16,000    Hempstead Union Free School District, TANs
              Ser 2005, dtd 08/17/05...................   4.25    06/29/06      3.15          16,084,486
   8,000    Marlboro Central School District, Ser 2005
              BANs, dtd 09/08/05.......................   4.25    04/13/06      3.05           8,026,695
   8,000    Spencer-Van Etten Central School District,
              Ser 2005 BANs, dtd 06/17/05..............   4.25    06/15/06      2.83           8,050,230
   7,000    Utica City School District, Ser 2005 RANs,
              dtd 06/23/05.............................   4.00    06/23/06      3.00           7,032,369
   4,000    Vestal, Ser 2005 BANs, dtd 07/14/05........   3.75    07/14/06      2.77           4,020,365
            South Carolina
   9,000    Aiken County Consolidated School District,
              Ser 2005 BANs, dtd 07/14/05..............   3.25    07/14/06      2.55           9,002,206
  18,000    Beaufort County School District, Ser 2005 A
              BANs, dtd 07/14/05.......................   3.15    07/14/06      2.65          18,003,146
            Texas
  41,000    Texas, Ser 2005 TRANs, dtd 09/01/05........   4.50    08/31/06      3.23          41,328,259
                                                                                          --------------
            Total Short-Term Municipal Notes & Bonds (Cost $346,656,585)...............      346,656,585
                                                                                          --------------

            Total Investments (Cost $4,150,685,585) (a).......................   104.0%     4,150,685,585

            Liabilities in Excess of Other Assets.............................    (4.0)      (158,702,105)
                                                                                 -----     --------------
            Net Assets........................................................   100.0%    $3,991,983,480
                                                                                 =====     ==============

                       See Notes to Financial Statements

Active Assets Tax-Free Trust
PORTFOLIO OF INVESTMENTS - DECEMBER 31, 2005 (UNAUDITED) continued

---------------------------------------------------

     AMT        Alternative Minimum Tax.
     BANs       Bond Anticipation Notes.
     COPs       Certificates of Participation.
   MERLOTs      Municipal Exempt Receipts-Liquidity Option Tender.
   P-FLOATs     Puttable Floating Option Tax-Exempt Receipts.
   PUTTERs      Puttable Tax-Exempt Receipts.
     RANs       Revenue Anticipation Notes.
     ROCs       Reset Option Certificates.
    STARS       Short Term Adjustable Rate Securities.
     TANs       Tax Anticipation Notes.
     TOBs       Tender Option Bonds.
     TOCs       Tender Option Certificates.
    TRANs       Tax and Revenue Anticipation Notes.
      +         Rate shown is the rate in effect at December 31, 2005.
                Date on which the principal amount can be recovered through
      *         demand.
     (a)        Cost is the same for federal income tax purposes.

Bond Insurance:
---------------
    Ambac       Ambac Assurance Corporation.
     CIFG       CIFG Assurance North America Inc.
     FGIC       Financial Guaranty Insurance Company.
     FHA        Federal Housing Administration.
     FSA        Financial Security Assurance Inc.
     MBIA       Municipal Bond Investors Assurance Corporation.
    Radian      Radian Asset Assurance Inc.
     XLCA       XL Capital Assurance Inc.

                       See Notes to Financial Statements
 18

Active Assets Tax-Free Trust
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
December 31, 2005 (unaudited)

Assets:
Investments in securities, at value (cost $4,150,685,585)...  $4,150,685,585
Cash........................................................          36,997
Receivable for:
    Interest................................................      18,987,770
    Investments sold........................................         801,955
    Shares of beneficial interest...........................          77,478
Prepaid expenses and other assets...........................         114,194
                                                              --------------
    Total Assets............................................   4,170,703,979
                                                              --------------
Liabilities:
Payable for:
    Investments purchased...................................     177,021,834
    Investment advisory fee.................................         946,310
    Distribution fee........................................         339,594
    Administration fee......................................         169,797
Accrued expenses and other payables.........................         242,964
                                                              --------------
    Total Liabilities.......................................     178,720,499
                                                              --------------
    Net Assets..............................................  $3,991,983,480
                                                              ==============
Composition of Net Assets:
Paid-in-capital.............................................  $3,991,944,058
Accumulated undistributed net investment income.............          39,422
                                                              --------------
    Net Assets..............................................  $3,991,983,480
                                                              ==============
Net Asset Value Per Share
3,991,984,076 shares outstanding (unlimited shares
authorized of $.01 par value)...............................           $1.00
                                                              ==============

                       See Notes to Financial Statements

Active Assets Tax-Free Trust
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended December 31, 2005 (unaudited)

Net Investment Income:
Interest Income.............................................  $45,176,473
                                                              -----------
Expenses
Investment advisory fee.....................................    4,991,426
Distribution fee............................................    1,683,181
Administration fee..........................................      841,591
Transfer agent fees and expenses............................      252,764
Registration fees...........................................      179,994
Custodian fees..............................................       60,921
Professional fees...........................................       44,044
Shareholder reports and notices.............................       29,278
Trustees' fees and expenses.................................       21,302
Other.......................................................       71,858
                                                              -----------
    Total Expenses..........................................    8,176,359
                                                              -----------
Net Investment Income.......................................  $37,000,114
                                                              ===========

                       See Notes to Financial Statements
 20

Active Assets Tax-Free Trust
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                 FOR THE SIX       FOR THE YEAR
                                                                MONTHS ENDED          ENDED
                                                              DECEMBER 31, 2005   JUNE 30, 2005
                                                              -----------------   --------------
                                                                 (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................   $   37,000,114     $   38,653,262
Dividends to shareholders from net investment income........      (37,000,805)       (38,652,509)
Net increase (decrease) from transactions in shares of
  beneficial interest.......................................    1,135,402,174         (1,080,404)
                                                               --------------     --------------
    Net Increase (Decrease).................................    1,135,401,483         (1,079,651)
Net Assets:
Beginning of period.........................................    2,856,581,997      2,857,661,648
                                                               --------------     --------------
End of Period
(Including accumulated undistributed net investment income
of $39,422 and $40,113, respectively).......................   $3,991,983,480     $2,856,581,997
                                                               ==============     ==============

                       See Notes to Financial Statements

Active Assets Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2005 (UNAUDITED)

1. Organization and Accounting Policies

Active Assets Tax-Free Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is to provide a high level of daily income which is exempt from federal income tax consistent with stability of principal and liquidity. The Fund was organized as a Massachusetts business trust on March 30, 1981 and commenced operations on July 7, 1981.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- Portfolio securities are valued at amortized cost, which approximates market value.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

D. Dividends and Distributions to Shareholders -- The Fund records dividends and distributions to shareholders as of the close of each business day.

E. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/ Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Adviser"), the Fund pays the Investment Adviser an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.45% to the portion of the daily net assets not exceeding $500 million; 0.375% to the portion of the daily net assets exceeding $500 million but not exceeding $750 million; 0.325% to the portion of the daily net assets exceeding $750 million but not exceeding $1 billion; 0.30% to the portion of the daily net assets exceeding $1 billion but not exceeding $1.5 billion; 0.275% to the portion of the daily net assets exceeding $1.5 billion but not exceeding $2 billion; 0.25% to the portion of the daily net assets exceeding $2 billion but not

Active Assets Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2005 (UNAUDITED) continued

exceeding $2.5 billion; 0.225% to the portion of the daily net assets exceeding $2.5 billion but not exceeding $3 billion; 0.20% to the portion of the daily net assets exceeding $3 billion but not exceeding $15 billion; and 0.199% to the portion of the daily net assets exceeding $15 billion.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.05% to the Fund's daily net assets.

3. Plan of Distribution

Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Adviser and Administrator, is the distributor of the Fund's shares and in accordance with a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act, finances certain expenses in connection with the promotion of sales of Fund shares.

Reimbursements for these expenses are made in monthly payments by the Fund to the Distributor, which will in no event exceed an amount equal to a payment at the annual rate of 0.15% of the Fund's average daily net assets during the month. Expenses incurred by the Distributor pursuant to the Plan in any fiscal year will not be reimbursed by the Fund through payments accrued in any subsequent fiscal year. For the six months ended December 31, 2005, the distribution fee was accrued at the annual rate of 0.10%.

4. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales/maturities of portfolio securities for the six months ended December 31, 2005, aggregated $6,148,095,889 and $4,970,527,000, respectively.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund's transfer agent.

The Fund has an unfunded noncontributory defined benefit pension plan covering certain independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on factors which include years of service and compensation. The Trustees voted to close the plan to new participants and eliminate the future benefits growth due to increases to compensation after July 31, 2003. Aggregate pension costs for the six months ended December 31, 2005, included in Trustees' fees and expenses in the Statement of Operations amounted to $3,698. At December 31, 2005, the Fund had an accrued pension liability of $63,307 which is included in accrued expenses in the Statement of Assets and Liabilities.

Active Assets Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2005 (UNAUDITED) continued

The Fund has an unfunded Deferred Compensation Plan (the "Compensation Plan") which allows each independent Trustee to defer payment of all, or a portion, of the fees he receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.

5. Shares of Beneficial Interest

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

                                                                 FOR THE SIX       FOR THE YEAR
                                                                MONTHS ENDED           ENDED
                                                              DECEMBER 31, 2005    JUNE 30, 2005
                                                              -----------------   ---------------
                                                                 (unaudited)

Shares sold.................................................    8,749,112,827      11,647,980,944
Shares issued in reinvestment of dividends..................       37,000,805          38,652,509
                                                               --------------     ---------------
                                                                8,786,113,632      11,686,633,453
Shares redeemed.............................................   (7,650,711,458)    (11,687,713,857)
                                                               --------------     ---------------
Net increase (decrease) in shares outstanding...............    1,135,402,174          (1,080,404)
                                                               ==============     ===============

6. Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

7. Legal Matters

The Investment Adviser, certain affiliates of the Investment Adviser, certain officers of such affiliates and certain investment companies advised by the Investment Adviser or its affiliates, including the Fund, are named as defendants in a consolidated class action. This consolidated action also names as defendants certain individual Trustees and Directors of the Morgan Stanley funds. The consolidated amended complaint, filed in the United States District Court Southern District of New York on April 16, 2004, generally alleges that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Adviser and certain affiliates of the Investment Adviser allegedly offered economic incentives to brokers and others to recommend the funds advised by the Investment Adviser or its affiliates to investors rather than funds managed by other companies, and (ii) that the funds advised by the Investment Adviser or its affiliates, including the Fund, allegedly paid excessive commissions to

Active Assets Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS - DECEMBER 31, 2005 (UNAUDITED) continued

brokers in return for their efforts to recommend these funds to investors. The complaint seeks, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants have moved to dismiss the action and intend to otherwise vigorously defend it. On March 9, 2005, Plaintiffs sought leave to supplement their complaint to assert claims on behalf of other investors. While the Fund and Adviser believe that each has meritorious defenses, the ultimate outcome of this matter is not presently determinable at this stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of this matter.

Active Assets Tax-Free Trust
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                     FOR THE SIX                  FOR THE YEAR ENDED JUNE 30,
                                                    MONTHS ENDED      ----------------------------------------------------
                                                  DECEMBER 31, 2005     2005       2004       2003       2002       2001
                                                  -----------------   --------   --------   --------   --------   --------
                                                     (unaudited)
Selected Per Share Data:

Net asset value, beginning of period............       $  1.00        $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                       -------        -------    -------    -------    -------    -------

Net income from investment operations...........         0.011          0.013      0.005      0.008      0.014      0.033

Less dividends from net investment income.......        (0.011)        (0.013)    (0.005)    (0.008)    (0.014)    (0.033)
                                                       -------        -------    -------    -------    -------    -------

Net asset value, end of period..................       $  1.00        $  1.00    $  1.00    $  1.00    $  1.00    $  1.00
                                                       =======        =======    =======    =======    =======    =======

Total Return....................................          1.09%(1)       1.32%      0.50%      0.81%      1.38%      3.34%

Ratios to Average Net Assets:
Expenses (before expense offset)................          0.49%(2)       0.49%      0.48%      0.48%      0.48%(3)    0.48%

Net investment income...........................          2.20%(2)       1.30%      0.50%      0.80%      1.38%      3.28%

Supplemental Data:
Net assets, end of period, in millions..........        $3,992         $2,857     $2,858     $3,116     $2,947     $3,075

---------------------

    (1)  Not annualized.
    (2)  Annualized.
    (3)  Does not reflect the effect of expense offset of 0.01%.

                       See Notes to Financial Statements
 26

                      (This Page Intentionally Left Blank)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Ronald E. Robison
President and Principal Executive Officer

J. David Germany
Vice President

Dennis F. Shea
Vice President

Barry Fink
Vice President

Amy R. Doberman
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT ADVISER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(c) 2005 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Active Assets
Tax-Free Trust

Semiannual Report
December 31, 2005

[MORGAN STANLEY LOGO]

RA06-00099P-Y12/05

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6.

Refer to Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Applicable only to reports filed by closed-end funds.

Item 9. Closed-End Fund Repurchases

Applicable to reports filed by closed-end funds.

Item 10. Submission of Matters to a Vote of Security Holders

Not applicable.

Item 11. Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Exhibits

(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Active Assets Tax-Free Trust


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
February 9, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
-------------------------------------
Ronald E. Robison
Principal Executive Officer
February 9, 2006


/s/ Francis Smith
-------------------------------------
Francis Smith
Principal Financial Officer
February 9, 2006


                                        3